Components of other comprehensive income	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of other comprehensive income by item [abstract]
Components of other comprehensive income
Note 12—Components of other comprehensive income

€ million	2025	2024	2023
Impact of currency translation	(458)	228	(196)
Income tax effect	24	(12)	11
Total impact of currency translation, net of tax	(434)	216	(185)

The impact of currency translation in other comprehensive income relates to exchange gains and losses arising on the translation of the net assets of foreign operations from their functional currency to the euro, which is the Company’s functional and presentation currency.
The unrealized loss in 2025 of EUR
 458 million (2024: unreali
z
ed gain of EUR 228
million, 2023: unrealized loss of EUR 196 million) reflects the impact on the valuation of SES’s net US dollar assets due to the weakening of the US dollar against the euro from USD
 1.0389 to USD 1.175
(2024: a strengthening from USD
1.1050 to USD 1.0389
; 2023: a weakening from USD 1.0666 to USD 1.1050). This effect is partially offset by the impact of the net investment hedge (Note 24).